USAA MONEY MARKET FUND
Risk/Return Summary USAA MONEY MARKET FUND
INVESTMENT OBJECTIVE
The USAA Money Market Fund (the Fund) seeks the highest income consistent with preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
Shareholder Fees	USAA MONEY MARKET FUND Fund Shares
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	USAA MONEY MARKET FUND Fund Shares
Management Fee	0.24%
Distribution and/or Service (12b-1) Fees-	none
Other Expenses	0.41%
Total Annual Operating Expenses	0.65%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USAA MONEY MARKET FUND | USD ($)	66	208	362	810

PRINCIPAL INVESTMENT STRATEGY

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund’s objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund’s manager(s) may not produce the desired results.

Credit risk is expected to be low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply and demand for investment securities, or other market factors. If interest rates increase, the yield of the Fund may increase, may likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease the Fund’s total return. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

In July 2014, the SEC adopted amendments to money market fund regulations (2014 Amendments) that will affect the manner in which the Fund and other money market funds are structured and operated. Under the 2014 Amendments, money market funds that qualify as “retail” (Retail MMFs) or “government” (Government MMFs) will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value (NAV) per share as they do today. The Fund currently intends to qualify as a Retail MMF no later than October 14, 2016.

Prior to October 14, 2016, the Fund must adopt policies and procedures for imposing liquidity fees on redemptions or temporarily suspending redemptions (gating) if the Fund’s weekly liquid assets fall below certain thresholds. Once these policies and procedures are in place, your investment in the Fund may be subject to liquidity fees and or redemption gates during times of market stress.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund’s average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund’s most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.23%	December 31, 2006
Lowest Quarter Return	0.00%	December 31, 2014
Year-to-Date Return	0.01%	September 30, 2015

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
Average Annual Total Returns	1 Year	5 Years	10 Years
USAA MONEY MARKET FUND | Fund Shares	0.01%	0.02%	1.59%